Segment Reporting (Details) (USD $)	4 Months Ended	12 Months Ended
	May 03, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of information for reportable segments
Rental income		$ 1,074,567,000	$ 815,564,000	$ 470,265,000
Resident fees and services		697,494,000	456,085,000	51,006,000
Interest income		39,065,000	41,070,000	40,855,000
Other income		5,271,000	11,295,000	7,245,000
Total revenues		1,816,397,000	1,324,014,000	569,371,000
Property operating expenses		570,861,000	377,797,000	77,778,000
Net operating income from continuing operations		1,245,536,000	946,217,000	491,593,000
Interest expense		364,737,000	294,105,000	130,788,000
Loss (gain) on derivatives, net	2,772,000	1,825,000	0	0
Depreciation and amortization		510,385,000	390,151,000	161,542,000
General and administrative		97,341,000	77,201,000	54,626,000
Transaction costs		61,609,000	70,224,000	46,660,000
Loss (gain) on extinguishment of debt, net		775,000	979,000	(34,171,000)
Provision for loan losses		27,008,000	2,010,000	29,684,000
Income from continuing operations before income taxes and income from unconsolidated entities		187,056,000	113,505,000	34,122,000
Total assets		19,549,109,000	14,924,606,000
Medical Facilities [Member]
Summary of information for reportable segments
Rental income		385,779,000	273,003,000	189,631,000
Resident fees and services		0	0	0
Interest income		8,477,000	7,002,000	4,679,000
Other income		1,947,000	3,985,000	985,000
Total revenues		396,203,000	283,990,000	195,295,000
Property operating expenses		(99,183,000)	(63,655,000)	(45,157,000)
Net operating income from continuing operations		297,020,000	220,335,000	150,138,000
Interest expense		(30,565,000)	(20,217,000)	(15,959,000)
Loss (gain) on derivatives, net		0	0	0
Depreciation and amortization		(142,217,000)	(94,692,000)	(65,929,000)
General and administrative		0	0	0
Transaction costs		(13,148,000)	(5,903,000)	(5,112,000)
Loss (gain) on extinguishment of debt, net		483,000	0	(1,308,000)
Provision for loan losses		0	(2,010,000)	0
Income from continuing operations before income taxes and income from unconsolidated entities		111,573,000	97,513,000	61,830,000
Total assets		4,706,159,000	3,795,940,000
Non Segment Corporate [Member]
Summary of information for reportable segments
Rental income		0	0	0
Resident fees and services		0	0	0
Interest income		0	0	0
Other income		912,000	690,000	2,874,000
Total revenues		912,000	690,000	2,874,000
Property operating expenses		0	0	0
Net operating income from continuing operations		912,000	690,000	2,874,000
Interest expense		(263,418,000)	(228,884,000)	(113,129,000)
Loss (gain) on derivatives, net		0		0
Depreciation and amortization		0	0	0
General and administrative		(97,341,000)	(77,201,000)	(54,626,000)
Transaction costs		0	0	0
Loss (gain) on extinguishment of debt, net		0	0	(25,072,000)
Provision for loan losses		0	0	0
Income from continuing operations before income taxes and income from unconsolidated entities		(359,847,000)	(305,395,000)	(189,953,000)
Total assets		1,071,475,000	263,475,000
Senior Housing Facilities Operating [Member]
Summary of information for reportable segments
Rental income		0	0	0
Resident fees and services		697,494,000	456,085,000	51,006,000
Interest income		6,208,000	0	0
Other income		0	0	0
Total revenues		703,702,000	456,085,000	51,006,000
Property operating expenses		(471,678,000)	(314,142,000)	(32,621,000)
Net operating income from continuing operations		232,024,000	141,943,000	18,385,000
Interest expense		(67,524,000)	(46,342,000)	(7,794,000)
Loss (gain) on derivatives, net		1,921,000	0	0
Depreciation and amortization		(165,798,000)	(138,192,000)	(15,504,000)
General and administrative		0	0	0
Transaction costs		(12,756,000)	(36,328,000)	(20,936,000)
Loss (gain) on extinguishment of debt, net		2,697,000	979,000	0
Provision for loan losses		0	0	0
Income from continuing operations before income taxes and income from unconsolidated entities		(9,436,000)	(77,940,000)	(25,849,000)
Total assets		5,323,777,000	3,041,238,000
Senior Housing Facilities Triple Net [Member]
Summary of information for reportable segments
Rental income		688,788,000	542,561,000	280,634,000
Resident fees and services		0	0	0
Interest income		24,380,000	34,068,000	36,176,000
Other income		2,412,000	6,620,000	3,386,000
Total revenues		715,580,000	583,249,000	320,196,000
Property operating expenses		0	0	0
Net operating income from continuing operations		715,580,000	583,249,000	320,196,000
Interest expense		(3,230,000)	1,338,000	6,094,000
Loss (gain) on derivatives, net		(96,000)	0	0
Depreciation and amortization		(202,370,000)	(157,267,000)	(80,109,000)
General and administrative		0	0	0
Transaction costs		(35,705,000)	(27,993,000)	(20,612,000)
Loss (gain) on extinguishment of debt, net		(2,405,000)	0	(7,791,000)
Provision for loan losses		(27,008,000)	0	(29,684,000)
Income from continuing operations before income taxes and income from unconsolidated entities		444,766,000	399,327,000	188,094,000
Total assets		8,447,698,000	7,823,953,000
International [Member]
Summary of information for reportable segments
Total revenues		25,321,000
Total assets		$ 856,895,000
Segment Reporting (Textuals)
Percent of Assets		0.044
Percent of Revenues		0.014